DEFERRED REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Schedule of deferred revenue

Our deferred revenue consists of:

	September 30, 2016	December 31, 2015
Deferred revenue - WeedMD	$428,750	$563,750
Deferred revenue - FoxBarry	—	200,000
	428,750	763,750
Less - current portion	(180,000)	(380,000)
Deferred revenue, net of current portion	$248,750	$383,750

	December 31,
	2015	2014
Deferred revenue – WeedMD	$563,750	$743,750
Deferred revenue - FoxBarry	200,000	200,000
	763,750	943,750
Less – current portion	(380,000)	(500,000
Deferred revenue, net of current portion	$383,750	$443,750